Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Employees [line items]
Number of employees	99,417	95,359
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	11,078	16,630
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	15,136	11,254
Temporary employee [member]
Disclosure of Information About Employees [line items]
Number of employees	582	560